Auditor's Remuneration - Summary of Auditors' Remuneration (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Auditors remuneration [line items]
Other assurance services	$ 594	$ 1,343	$ 1,849
Total assurance services	13,991	23,193	15,867
Other services	537	657	631
Total fees	14,528	23,850	16,498
Parent [member]
Auditors remuneration [line items]
Audit	4,033	3,909	3,381
Subsidiaries, joint ventures and associates [member]
Auditors remuneration [line items]
Audit	5,275	13,902	7,040
Audit-related assurance services [member]
Auditors remuneration [line items]
Audit	4,089	4,039	3,597
Corporate finance [member]
Auditors remuneration [line items]
Other services	55	104	42
Other services [member]
Auditors remuneration [line items]
Other services	$ 482	$ 553	$ 589